Document and Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	JAMES RIVER GROUP HOLDINGS, INC.
Entity Central Index Key	0001620459
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36777
Entity Tax Identification Number	98-0585280
Entity Address, Address Line One	1414 Raleigh Road
Entity Address, Address Line Two	Suite 405
Entity Address, City or Town	Chapel Hill
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27517
City Area Code	919
Local Phone Number	900-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0002 per share
Trading Symbol	JRVR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false